LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.07%
INVESTMENT COMPANIES–95.07%
Equity Funds–38.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	8,274,352	$123,461,607
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,351,607	56,975,597
		180,437,204
Fixed Income Fund–24.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,313,528	117,830,393
		117,830,393
International Equity Funds–32.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,689,100	49,011,600
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	11,558,717	$104,178,713
		153,190,313
Total Affiliated Investments (Cost $382,586,049)		451,457,910

UNAFFILIATED INVESTMENT–4.97%
INVESTMENT COMPANY–4.97%
Fixed Income Fund–4.97%
Schwab US TIPS ETF	440,201	23,607,979
Total Unaffiliated Investment (Cost $22,881,789)		23,607,979

TOTAL INVESTMENTS–100.04% (Cost $405,467,838)	475,065,889
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(207,910)
NET ASSETS APPLICABLE TO 37,437,282 SHARES OUTSTANDING–100.00%	$474,857,979

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderately Aggressive Allocation Fund–1

LVIP Structured Moderately Aggressive Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.07%@
Equity Funds-38.00%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$119,960,048	$4,471,533	$24,421,364	$2,991,394	$20,459,996	$123,461,607	8,274,352	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	55,405,456	2,956,344	8,675,766	719,455	6,570,108	56,975,597	4,351,607	—	—
Fixed Income Fund-24.81%@
✧✧LVIP SSGA Bond Index Fund	116,083,128	10,635,355	13,531,437	(2,003,944)	6,647,291	117,830,393	11,313,528	—	—
International Equity Funds-32.26%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,208,643	825,836	6,566,357	(669,232)	8,212,710	49,011,600	5,689,100	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	103,225,209	3,201,697	13,842,896	914,296	10,680,407	104,178,713	11,558,717	—	—
Total	$441,882,484	$22,090,765	$67,037,820	$1,951,969	$52,570,512	$451,457,910		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund–2